UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2008


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA 90401

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  952-230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                02/29/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                       100
Form 13F Information Table Value Total:                  $167,277
                                                       (thousands)

List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE       SHRS OR   SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                   (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------   ----------  --------- ---   ----  ---------- -------- -------- ------ ----
3M CO                         COM             88579Y101      1            14     SH          SOLE                   0        14    0
ABBOTT LABS                   COM             002824100     47           880     SH          SOLE                   0       880    0
ADOBE SYS INC                 COM             00724F101   1385         65043     SH          SOLE               50816     14227    0
AFLAC INC                     COM             001055102   3946         86085     SH          SOLE               65423     20662    0
ALCON INC                     COM SHS         H01301102     36           402     SH          SOLE                   0       402    0
ALLIANCE DATA SYSTEMS CORP    COM             018581108   4082         87719     SH          SOLE               64810     22909    0
ALTRIA GROUP INC              COM             02209S103    126          8345     SH          SOLE                   0      8345    0
AMERICAN  EXPRESS CO          COM             025816109     22          1208     SH          SOLE                   0      1208    0
AMERICAN TOWER CORP           CL A            029912201   4613        157320     SH          SOLE              118522     38798    0
AMGEN INC                     COM             031162100    161          2785     SH          SOLE                   0      2785    0
AUTODESK INC                  COM             052769106      2            84     SH          SOLE                  84         0    0
BECKMAN COULTER INC           COM             075811109   2681         61006     SH          SOLE               46782     14224    0
BERKSHIRE HATHAWAY INC DEL    CL B            084670207    241            75     SH          SOLE                   0        75    0
BOSTON SCIENTIFIC CORP        COM             101137107   3598        464779     SH          SOLE              354236    110543    0
BP PLC                        SPONSORED ADR   055622104     88          1890     SH          SOLE                   0      1890    0
CADBURY PLC                   SPONS ADR       12721E102     64          1792     SH          SOLE                   0      1792    0
CAPITAL ONE FINL CORP         COM             14040H105   1630         51124     SH          SOLE               37658     13466    0
CHARLES RIV LABS INTL INC     COM             159864107     19           726     SH          SOLE                   0       726    0
CHEVRON CORP NEW              COM             166764100    219          2956     SH          SOLE                   0      2956    0
CISCO SYS INC                 COM             17275R102   5008        307259     SH          SOLE              226801     80458    0
COLGATE PALMOLIVE CO          COM             194162103   4211         61438     SH          SOLE               47553     13885    0
CONSOLIDATED TOMOKA LD CO     COM             210226106      2            40     SH          SOLE                  40         0    0
COSTCO WHSL CORP NEW          COM             22160K105     88          1675     SH          SOLE                   0      1675    0
COVIDIEN LTD                  COM             G2552X108    241          6650     SH          SOLE                   0      6650    0
DELL INC                      COM             24702R101   1294        126377     SH          SOLE               96652     29725    0
DR PEPPER SNAPPLE GROUP INC   COM             26138E109     22          1344     SH          SOLE                   0      1344    0
DUN & BRADSTREET CORP DEL NE  COM             26483E100   4047         52417     SH          SOLE               38521     13896    0
ECOLAB INC                    COM             278865100      1            39     SH          SOLE                  39         0    0
ENDO PHARMACEUTICALS HLDGS I  COM             29264F205     76          2952     SH          SOLE                  83      2869    0
EXXON MOBIL CORP              COM             30231G102   3223         40373     SH          SOLE               30248     10125    0
FEDEX CORP                    COM             31428X106   2509         39108     SH          SOLE               28106     11002    0
FIRST AMERN CORP CALIF        COM             318522307   7514        260108     SH          SOLE              188409     71699    0
FISERV INC                    COM             337738108     46          1272     SH          SOLE                   0      1272    0
GENERAL  ELECTRIC CO          COM             369604103    298         18400     SH          SOLE                   0     18400    0
GEN-PROBE INC NEW             COM             36866T103     21           498     SH          SOLE                   0       498    0
GENZYME CORP                  COM             372917104     46           691     SH          SOLE                   0       691    0
GOOGLE INC                    CL A            38259P508   5614         18246     SH          SOLE               13950      4296    0
HOLOGIC INC                   COM             436440101     42          3211     SH          SOLE                   0      3211    0
HOME DEPOT INC                COM             437076102    140          6066     SH          SOLE                   0      6066    0
HONEYWELL INTL INC            COM             438516106    171          5217     SH          SOLE                   0      5217    0
INTEL CORP                    COM             458140100   3964        270361     SH          SOLE              196496     73865    0
ISHARES TR                    RUSSELL1000GRW  464287614    419         11295     SH          SOLE                5900      5395    0
JOHNSON & JOHNSON             COM             478160104   3394         56729     SH          SOLE               38707     18022    0
JPMORGAN & CHASE & CO         COM             46625H100     86          2729     SH          SOLE                   0      2729    0
KLA-TENCOR CORP               COM             482480100      1            40     SH          SOLE                  40         0    0
LEGG MASON INC                COM             524901105   4571        208644     SH          SOLE              149167     59477    0
LIBERTY  GLOBAL INC           COM SER A       530555101     63          3960     SH          SOLE                   0      3960    0
LILLY ELI & CO                COM             532457108     34           843     SH          SOLE                   0       843    0
LOWES COS INC                 COM             548661107   7138        331670     SH          SOLE              242085     89585    0
MAXIM INTEGRATED PRODS INC    COM             57772K101   3939        344908     SH          SOLE              252784     92124    0
MCGRAW HILL COS INC           COM             580645109      1            54     SH          SOLE                  54         0    0
MEDTRONIC INC                 COM             585055106   4160        132401     SH          SOLE               98340     34061    0
MICROCHIP TECHNOLOGY INC      COM             595017104      2            79     SH          SOLE                  79         0    0
MICROSOFT CORP                COM             594918104   4953        254775     SH          SOLE              179024     75751    0
MOODYS CORP                   COM             615369105   2732        136000     SH          SOLE               99838     36162    0
MSC INDL DIRECT INC           CL A            553530106      1            39     SH          SOLE                  39         0    0
NETAPP INC                    COM             64110D104   3755        268829     SH          SOLE              196665     72164    0
NOBLE CORPORATION             SHS             G65422100      1            63     SH          SOLE                  63         0    0
NORTEL NETWORKS CORP NEW      COM NEW         656568508      0            70     SH          SOLE                   0        70    0
NOVARTIS A G                  SPONSORED ADR   66987V109   7227        145246     SH          SOLE              104427     40819    0
OCCIDENTAL PETE CORP DEL      COM             674599105    102          1700     SH          SOLE                   0      1700    0
OMNICARE INC                  COM             681904108     62          2238     SH          SOLE                   0      2238    0
PATTERSON COMPANIES INC       COM             703395103     15           798     SH          SOLE                   0       798    0
PAYCHEX INC                   COM             704326107   2792        106226     SH          SOLE               80011     26215    0
PEOPLES UNITED FINANCIAL INC  COM             712704105    304         17049     SH          SOLE                 112     16937    0
PEPSICO INC                   COM             713448108   3468         63313     SH          SOLE               48892     14421    0
PETSMART INC                  COM             716768106   3198        173365     SH          SOLE              125976     47389    0
PFIZER INC                    COM             717081103     20          1123     SH          SOLE                   0      1123    0
PHILIP MORRIS INTL INC        COM             718172109    357          8195     SH          SOLE                   0      8195    0
PRAXAIR INC                   COM             74005P104   3495         58879     SH          SOLE               42414     16465    0
PROCTER & GAMBLE CO           COM             742718109   4559         73750     SH          SOLE               53721     20029    0
ROCKWELL COLLINS INC          COM             774341101   5505        140842     SH          SOLE              106787     34055    0
ROSS STORES INC               COM             778296103      1            48     SH          SOLE                  48         0    0
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206    146          2761     SH          SOLE                   0      2761    0
SBA COMMUNICATIONS CORP       COM             78388J106      2            97     SH          SOLE                  97         0    0
SHIRE PLC                     SPONSORED ADR   82481R106     31           697     SH          SOLE                   0       697    0
ST JUDE MED INC               COM             790849103     37          1118     SH          SOLE                  52      1066    0
STARBUCKS CORP                COM             855244109   4878        515677     SH          SOLE              377613    138064    0
STERICYCLE INC                COM             858912108   3673         70510     SH          SOLE               54736     15774    0
STRYKER CORP                  COM             863667101     23           587     SH          SOLE                   0       587    0
SUNCOR ENERGY INC             COM             867229106     61          3130     SH          SOLE                   0      3130    0
SYSCO CORP                    COM             871829107   3526        153706     SH          SOLE              112174     41532    0
TARGET CORP                   COM             87612E106   4805        139157     SH          SOLE              101703     37454    0
THERMO FISHER SCIENTIFIC INC  COM             883556102   3877        113775     SH          SOLE               83872     29903    0
TIME WARNER INC               COM             887317105     21          2065     SH          SOLE                   0      2065    0
TOLL BROTHERS INC             COM             889478103      2            83     SH          SOLE                  83         0    0
TRACTOR SUPPLY CO             COM             892356106      1            39     SH          SOLE                  39         0    0
TRANSDIGM GROUP INC           COM             893641100   4340        129293     SH          SOLE               97733     31560    0
UNITED TECHNOLOGIES CORP      COM             913017109   5786        107961     SH          SOLE               80382     27579    0
UTI WORLDWIDE INC             ORD             G87210103      1            97     SH          SOLE                  97         0    0
VISA INC                      COM CL A        92826C839    179          3406     SH          SOLE                   0      3406    0
VOLCANO CORPORATION           COM             928645100     51          3415     SH          SOLE                   0      3415    0
VULCAN MATLS CO               COM             929160109   3642         52353     SH          SOLE               38121     14232    0
WASTE MGMT INC DEL            COM             94106L109     82          2472     SH          SOLE                   0      2472    0
WEATHERFORD INTERNATIONAL LT  COM             G95089101      1            79     SH          SOLE                  79         0    0
WELLS FARGO & CO NEW          COM             949746101   2238         75944     SH          SOLE               54900     21044    0
WESCO INTL INC                COM             95082P105      1            41     SH          SOLE                  41         0    0
WESTERN UN CO                 COM             959802109    261         18197     SH          SOLE                   0     18197    0
XTO ENERGY INC                COM             98385X106     60          1695     SH          SOLE                   0      1695    0
YAHOO INC                     COM             984332106   1658        135850     SH          SOLE               92606     43244    0